Fair Value Measurements (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 34,098,812	$ 68,919,995	$ 3,327,468	$ 553,654
Short-term investments	10,021,963	0
Restricted cash	142,168	142,079
Accounts payable	2,214,313	4,320,588
Liability related to options and warrants	7,662,808	16,396,158
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	10,021,963	0
Cash and cash equivalents	34,098,812	68,919,995
Restricted cash	142,168	142,079
Accounts payable	2,214,313	4,320,588
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liability related to options and warrants	$ 7,662,808	$ 16,396,158